Putnam
Money Market
Fund


SEMIANNUAL REPORT ON PERFORMANCE AND OUTLOOK

3-31-03

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FROM THE TRUSTEES

[GRAPHIC OMITTED: PHOTO OF JOHN A. HILL AND GEORGE PUTNAM III]


Dear Fellow Shareholder:

With interest rates at 40-year lows and the 7-day average yield for all taxable money market funds the lowest on record, the managers of Putnam Money Market Fund had their work cut out for them during the six months ended March 31, 2003. In this environment, the fund's class A, M, and T shares at net asset value were able to deliver results slightly above the Lipper Money Market Funds category average. You will find the details on page 7.

For a good many investors these days, any returns in the plus column are a welcome respite from the ongoing volatility pervading the equity and fixed-income markets. Your fund's managers are working hard to ensure that you can wait out the turbulence with your assets moored in the comparatively calm harbor of the money markets.

Meanwhile, your fund's managers continue to seek out the highest-quality money-market-eligible securities with a focus on diversification and an eye toward extending the portfolio's average days to maturity to seek the highest possible income without sacrificing quality.

As we look back on one of the most challenging periods in recent investment history, we would like you to know how much we appreciate your patience and continued confidence in Putnam. We believe those who maintain a long-term focus and a diversified approach to investing should eventually be rewarded for their fortitude.

Respectfully yours,

/S/ JOHN A. HILL                       /S/ GEORGE PUTNAM, III

John A. Hill                           George Putnam, III
Chairman of the Trustees               President of the Funds
May 21, 2003


REPORT FROM FUND MANAGEMENT

FUND HIGHLIGHTS

* For the six months ended March 31, 2003, Putnam Money Market
  Fund's class A shares had a total return of 0.52% at net asset value.

* The fund's six-month returns for class A, M, and T shares were slightly ahead of the 0.34% return for the Lipper Money Market Funds category average.

* See the Performance Summary on page 7 for complete fund performance, comparative index performance, and Lipper data.

* PERFORMANCE COMMENTARY

Money market funds continued to enjoy tremendous popularity during the six months ended March 31, 2003, as investors sought financial refuge from widespread uncertainty at home and abroad. For your fund, which invests solely in high-quality, money-market-eligible securities, this conservative mood and a preference for only the safest of investments has been very positive for the holdings in your portfolio. We also believe that our efforts to extend the average days to maturity when feasible, while keeping a portion of the portfolio flexible to capture any short-term upticks in interest rates, has maximized the fund's income potential in the current flat-to-declining interest-rate environment.

The fund's diversification has also been an important factor in its relative success. With its exposure to domestic and foreign issuers, different security types and various income structures (fixed-rate, floating-rate and callable notes), we believe the fund's income strategy protects its $1.00 share value while capturing the highest level of income that is consistent with our commitment to quality.

Fund Profile

By emphasizing high-quality short-term fixed-income securities, Putnam Money Market Fund seeks to protect principal by seeking to maintain a constant $1.00 share price while providing shareholders with easy access to their money. Putnam Money Market Fund may be appropriate for investors seeking current income consistent with capital preservation, stability of principal, and liquidity of assets.

* MARKET OVERVIEW

The sharp decline in interest rates over the past two and a half years, which culminated in the Federal Reserve Board's half a percentage point reduction in the federal funds rate on November 6, 2002, has been unprecedented. For income funds, this fall in interest rates resulted in a similarly dramatic reduction in yields in a relatively short time. As a result, in late December, the 7-day average yield for money market funds dropped to record lows. With interest rates hovering at their lowest levels in forty years, our efforts to maintain the fund's positive yield have been quite challenging but, we think, relatively successful.

The uncertainty surrounding the war in Iraq has weighed heavily on the financial markets, prompting many investors to flee to more predictable, high-quality investments. This trend clearly benefited your fund; its assets grew just under 10% during the period.

The yield curve remains rather flat, especially in the one- to six-month maturity range, suggesting how limited our choices are in picking up incremental yield. With demand for money market securities high, yields have come under further pressure as a result of an imbalance in supply/demand dynamics. This imbalance was greatest in the commercial paper market, where a contraction of issuance has occurred as a result of the general slowing of economic activity and potential accounting changes affecting the asset-backed sector. The fund ended the reporting period with a neutral to slightly longer average maturity, which we expect to maintain for the near term.


MARKET SECTOR PERFORMANCE 6 MONTHS ENDED 3/31/03

Bonds

Lipper Money Market Funds category average                         0.34%
--------------------------------------------------------------------------
Lehman Intermediate Treasury Bond Index                            1.52%
--------------------------------------------------------------------------
Lehman Aggregate Bond Index (government and corporate bonds)       2.99%
--------------------------------------------------------------------------
Citigroup World Government Bond Index                              7.98%
--------------------------------------------------------------------------

Equities

S&P 500 Index (broad market)                                       5.02%
--------------------------------------------------------------------------
Russell 1000 Index (large-cap stocks)                              4.98%
--------------------------------------------------------------------------
Russell 2000 Index (small-cap stocks)                              1.39%
--------------------------------------------------------------------------
These indexes provide an overview of performance in different market sectors for the six months ended 3/31/03.


* STRATEGY OVERVIEW

At the beginning of the fund's fiscal year, there were mixed signals about the strength of the U.S. economy, prompting the Federal Reserve Board to become more cautious. Given the lack of any clear direction for interest rates or the war with Iraq, we believed our best course would be to minimize risk.

To that end, we focused on a blended strategy that required buying U.S. government agency notes and repurchase agreements with maturities out to one year and shorter-maturity money market instruments in both U.S. and foreign issuers. While the portfolio's percentage of holdings held across all sectors of the money market changed to some degree, the most dramatic shift in assets occurred in the government/agency sector, which more than doubled over the six months ended March 31.

Money market securities with longer maturities ranging up to one year provide stability of income by locking in yields. Shorter-term instruments provide us with the opportunity to take advantage of occasional short-term upticks in yields. This was the case in February, when the announcement of favorable economic data and the ensuing rally in the stock market helped the yield curve steepen somewhat, increasing the difference between shorter-term and longer-term securities. In addition to maintaining the fund's flexibility, our strategy had the intended effect of extending the average days to maturity. Over the course of the reporting period, the average days to maturity climbed from 49 days on September 30, 2002, to 59 days on March 31, 2003.


[GRAPHIC OMITTED: horizontal bar chart SECTOR WEIGHTINGS COMPARED*]

SECTOR WEIGHTINGS COMPARED*

                      as of 9/30/02   as of 3/31/03
U.S. government
obligations               0.0%            6.8%

Repurchase
agreements                3.7%            2.5%

Foreign money
market Instruments       34.1%           35.9%

Domestic money
market instruments
(exclusive of U.S.
government
obligations)             62.2%           54.8%


*This chart shows how the fund's weightings have changed over the last six months. Weightings are shown as a percentage of market value. Holdings will vary over time.


* HOW SECTOR ALLOCATIONS AFFECTED PERFORMANCE

The outlook for the multibillion-dollar U.S. commercial paper sector improved during the six months under review. Yield spreads between higher- and lower-rated corporate issues tightened, suggesting that much of the risk brought on by stagnant economic growth and questionable accounting practices has eased. Of course, your fund only invests in the Tier-1 rated paper, but the improving fundamentals of the sector have been beneficial for outstanding issues, such as those held by your fund.

Given the reduced issuance in the commercial paper sector that we saw in 2002, we redeployed assets to U.S. government agency notes, where we have a much larger supply to choose from. We purchased callable securities issued by the Federal Home Loan Bank (FHLB) and the Federal National Mortgage Association (FNMA) in February, which carried an above-market yield that is fixed for the life of the note. Given our outlook that the Federal Reserve Board is unlikely to lower interest rates over the near term (which would cause the notes to be called away) or to raise rates, the fund should benefit from the incremental income paid on the notes until maturity.

To balance this interest-rate exposure, we selectively purchased floating-rate notes issued by high-quality issuers. These money-market-eligible securities have a one-year maturity, but the interest rate resets monthly or quarterly to capitalize on the potential for rising interest rates. We have found opportunities to purchase these securities from issuers such as Goldman Sachs, Banc One Corp., and Merrill Lynch & Co. These firms have performed well during this difficult period, with their earnings being driven by their cost control efforts and the strength of their business lines.

The foreign short-term market continues to offer opportunity. The bulk of the fund's offshore assets are invested in commercial paper and certificates of deposit issued by well-established banking entities across Europe and Canada. We have become more cautious about bank issuers in weakening economies such as Germany. But we remain very positive on several large, well-diversified banks in Europe, including Barclays Bank PLC (U.K.) and Rabobank Nederland (Netherlands). We believe banks such as these will continue to demonstrate prudent management and maintain strong balance sheets.

Please note that all holdings discussed in this report are subject to review in accordance with the fund's investment strategy and may vary in the future.

PERFORMANCE COMPARISONS (3/31/03)
                                                               Current
                                                               return*
-----------------------------------------------------------------------
Passbook savings account                                        0.50%
-----------------------------------------------------------------------
Taxable money market fund (7-day yield)                         0.73%
-----------------------------------------------------------------------
3-month certificate of deposit                                  1.23%
-----------------------------------------------------------------------
Putnam Money Market Fund (7-day yield)
-----------------------------------------------------------------------
  Class A                                                       0.79%
-----------------------------------------------------------------------
  Class B                                                       0.29%
-----------------------------------------------------------------------
  Class C                                                       0.29%
-----------------------------------------------------------------------
  Class M                                                       0.64%
-----------------------------------------------------------------------
  Class R                                                       0.37%
-----------------------------------------------------------------------
  Class T                                                       0.53%
-----------------------------------------------------------------------
 The net asset value of money market mutual funds is uninsured and designed to be fixed, while distributions vary daily. Investment returns will fluctuate. The principal value on passbook savings and on bank CDs is generally insured up to certain limits by state and federal agencies. Unlike stocks, which incur more risk, CDs offer a fixed rate of return. Unlike money market funds, bank CDs may be subject to substantial penalties for early withdrawals.

*Sources: FleetBoston (passbook savings), Bank Rate Monitor (3-month
 CDs), and IBC/Donaghue's Money Fund Report (taxable money market fund compound 7-day yield).

* THE FUND'S MANAGEMENT TEAM

The fund is managed by the Putnam Core Fixed-Income Money Market Team. The members of the team are Joanne Driscoll (Portfolio Leader), James Prusko (Portfolio Member), and Kevin Cronin.


THE OUTLOOK FOR YOUR FUND

The following commentary reflects anticipated developments that could affect your fund over the next six months, as well as your management team's plans for responding to them.

While the possibility for further interest-rate reductions remains, there is just as much a probability that interest rates may have bottomed as of this writing. When interest rates do begin to rise, as they historically have in all economic cycles, we believe that Putnam Money Market Fund is in a good position to capture the higher income potential.

As geopolitical tensions ease, we believe investors will refocus their attention on the health of the U.S. economy. This is likely to bring some redeployment of assets as they better align their portfolios to reflect their economic outlook. After three years of corporate America and the financial markets correcting for the excess of the late 1990s, we believe the groundwork is being laid for a return to a more disciplined, healthier market. We believe that money market securities can be an important component of a diversified portfolio because of their ability to help preserve principal in a variety of market conditions.

The views expressed in this report are exclusively those of Putnam Management. They are not meant as investment advice. Money market funds are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other governmental agency. Although the fund seeks to maintain a constant share price of $1.00, it is possible to lose money by investing in this fund.


PERFORMANCE SUMMARY

This section provides information about your fund's performance during its semiannual period, which ended March 31, 2003. Performance should always be considered in light of a fund's investment strategy. Past performance does not indicate future results. A profile of your fund's strategy appears on the first page of this report. See pages 8 and 9 for definitions of some terms used in this section.



TOTAL RETURN FOR PERIODS ENDED 3/31/03

                              Class A       Class B           Class C     Class M   Class R   Class T
(inception dates)            (10/1/76)     (4/27/92)          (2/1/99)   (12/8/94) (1/21/03) (12/31/01)
                                NAV       NAV     CDSC      NAV     CDSC     NAV       NAV      NAV
-------------------------------------------------------------------------------------------------------
6 months                        0.52%    0.27%   -4.73%    0.27%   -0.73%    0.45%    0.29%     0.40%
-------------------------------------------------------------------------------------------------------
1 year                          1.25     0.75    -4.25     0.75    -0.25     1.10     0.76      1.00
-------------------------------------------------------------------------------------------------------
5 years                        22.27    19.26    17.26    19.37    19.37    21.39    19.26     20.81
Annual average                  4.10     3.59     3.24     3.60     3.60     3.95     3.59      3.85
-------------------------------------------------------------------------------------------------------
10 years                       52.77    45.27    45.27    45.40    45.40    50.53    45.34     49.15
Annual average                  4.33     3.80     3.80     3.81     3.81     4.17     3.81      4.08
-------------------------------------------------------------------------------------------------------
Annual average
(life of fund)                  6.81     6.28     6.28     6.28     6.28     6.65     6.26      6.54
-------------------------------------------------------------------------------------------------------
Current return (end of period)
-------------------------------------------------------------------------------------------------------
Current 7-day yield 1           0.79%        0.29%             0.29%         0.64%    0.37%     0.53%
-------------------------------------------------------------------------------------------------------
Current 30-day yield            0.81         0.31              0.32          0.66     0.37      0.56
-------------------------------------------------------------------------------------------------------

Performance assumes reinvestment of distributions. Class A, M, and T shares have no initial sales charge. Class B shares reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declines to 1% in the sixth year, and is eliminated thereafter. Class C shares reflect a 1% CDSC for the first year that is eliminated thereafter. Class R shares have no initial sales charge or CDSC. Performance for B, C, M, R, and T shares before their inception is derived from the historical performance of class A shares, adjusted for the applicable sales charge (or CDSC) and higher or lower operating expenses for such shares.

1 The 7-day and 30-day yields are the two most common gauges for measuring money market mutual fund performance. Yield more closely reflects current performance than total return.


COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 3/31/03

                     Merrill Lynch 91-Day       Lipper Money Market
                     Treasury Bill Index      Funds category average*
-----------------------------------------------------------------------
6 months                    0.73%                      0.34%
-----------------------------------------------------------------------
1 year                      1.67                       0.86
-----------------------------------------------------------------------
5 years                    23.28                      19.89
Annual average              4.28                       3.69
-----------------------------------------------------------------------
10 years                   56.70                      49.99
Annual average              4.59                       4.13
-----------------------------------------------------------------------
Annual average
(life of fund)                -- +                     6.81
-----------------------------------------------------------------------

  Past performance does not indicate future results. More recent returns may be less or more than those shown. Investment return will fluctuate.

* Over the 6-month and 1-, 5-, and 10-year periods ended 3/31/03, there were 402, 390, 266, and 152 funds, respectively, in this Lipper category.

+ Inception date of index was 12/31/77, after the fund's inception.

DISTRIBUTION INFORMATION 6 MONTHS ENDED 3/31/03

                Class A     Class B    Class C   Class M    Class R    Class T
-------------------------------------------------------------------------------
Distributions
(number)           6           6          6         6          3          6
-------------------------------------------------------------------------------
Income        $0.005225   $0.002740  $0.002740  $0.004479  $0.000690  $0.003970
-------------------------------------------------------------------------------
Capital gains     --          --         --         --         --        --
-------------------------------------------------------------------------------
  Total       $0.005225   $0.002740  $0.002740  $0.004479  $0.000690  $0.003970
-------------------------------------------------------------------------------


TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Net asset value (NAV) is the price, or value, of one share of a mutual fund, without a sales charge. NAVs fluctuate with market conditions. The NAV is calculated by dividing the net value of all the fund's assets by the number of outstanding shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund's class B CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.

Class A shares generally are fund shares purchased with an initial sales charge. In the case of your fund, which has no sales charge, the reference is to shares purchased or acquired through the exchange of class A shares from another Putnam fund. Exchange of your fund's class A shares into another fund may involve a sales charge, however.

Class B shares may be subject to a sales charge upon redemption.

Class C shares are not subject to an initial sales charge and are subject to a contingent deferred sales charge only if the shares are redeemed during the first year.

Class M shares generally have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption. In the case of your fund, which has no sales charge, the reference is to shares purchased or acquired through the exchange of class M shares from another Putnam fund. Exchange of your fund's class M shares into another fund may involve a sales charge, however.

Class R shares are not subject to an initial sales charges or CDSC and are available only to certain defined contribution plans.

Class T shares are not subject to an initial sales charges or sales charge on redemption (except on certain redemptions of shares bought without an initial sales charge); however, they are subject to a 12b-1 fee.

COMPARATIVE INDEXES

Merrill Lynch 91-Day Treasury Bill Index is an unmanaged index that seeks to measure the performance of U.S. Treasury bills available in the marketplace.

Lehman Intermediate Treasury Bond Index is an unmanaged index of Treasury bonds with maturities between 1 and up to 10 years.

Lehman Aggregate Bond Index is an unmanaged index of U.S. fixed-income securities.

Citigroup (formerly Salomon Smith Barney) World Government Bond Index is an unmanaged index of government bonds from 14 countries.

S&P 500 Index is an unmanaged index of common stock  performance.

Russell 1000 Index is an unmanaged index of the largest 1000 companies in the Russell 3000 Index.

Russell 2000 Index is an unmanaged index of common stocks that generally measure performance of small to midsize companies within the Russell 3000 Index.

Lipper Money Market Funds category average is an arithmetic average of the total return of all money market mutual funds. The fund's holdings do not match those in the Lipper average. Lipper Inc. is a third-party industry ranking entity that ranks funds (without sales charges) with similar current investment styles or objectives as determined by Lipper. Lipper category averages reflect performance trends for funds within a category and are based on results at net asset value.

Indexes assume reinvestment of all distributions and do not account for fees. Securities and performance of a fund and an index will differ. You cannot invest directly in an index.

A NOTE ABOUT DUPLICATE MAILINGS

In response to investors' requests, the SEC has modified mailing regulations for proxy statements, semiannual and annual reports, and prospectuses. Putnam is now able to send a single copy of these materials to customers who share the same address. This change will automatically apply to all shareholders except those who notify us. If you would prefer to receive your own copy, please call Putnam at 1-800-225-1581.

A GUIDE TO THE FINANCIAL STATEMENTS

These sections of the report, as well as the accompanying Notes, constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss. This is done by first adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings -- as well as any unrealized gains or losses over the period -- is added to or subtracted from the net investment result to determine the fund's net gain or loss for the fiscal period.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios, and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-end funds, a separate table is provided for each share class.



THE FUND'S PORTFOLIO
March 31, 2003 (Unaudited)


COMMERCIAL PAPER (74.1%)*                                                                MATURITY
PRINCIPAL AMOUNT                                                                         DATE                VALUE
Domestic (48.8%) (a)
-------------------------------------------------------------------------------------------------------------------

        $69,000,000 American Express Co. 1.21s                                            5/7/03        $68,914,191
         25,000,000 American General Finance Corp. 1.26s                                  4/15/03        24,986,875
         50,000,000 Asset Securitization Cooperative Corp. 1.18s                          5/8/03         49,937,722
         33,564,000 Atlantis One Funding Corp. 1.28s                                      7/28/03        33,421,987
         50,000,000 Atlantis One Funding Corp. 1.26s                                      4/9/03         49,984,250
         50,000,000 Atlantis One Funding Corp. 1 1/4s                                     5/9/03         49,932,292
         20,000,000 Atlantis One Funding Corp. 1.24s                                      6/27/03        19,939,378
         66,000,000 Bank of America Corp. 1 1/4s                                          4/21/03        65,951,875
         50,000,000 Bank One Corp. 1.18s                                                  5/15/03        49,926,250
         25,000,000 Ciesco L.P. 1 1/4s                                                    6/5/03         24,942,708
         43,000,000 Citicorp 1.3s                                                         4/17/03        42,973,603
         40,000,000 Citicorp 1.3s                                                         4/11/03        39,984,111
         61,000,000 Citicorp 1 1/4s                                                       6/6/03         60,858,090
         66,000,000 Citicorp 1 1/4s                                                       5/29/03        65,864,792
         75,000,000 Corporate Asset Funding Corp. 1.27s                                   5/28/03        74,846,542
         50,000,000 Corporate Asset Funding Corp. 1.18s                                   5/12/03        49,931,167
         40,000,000 Corporate Receivables Corp. 1.28s                                     4/25/03        39,964,444
         39,400,000 Corporate Receivables Corp. 1.28s                                     4/10/03        39,385,991
         40,000,000 Corporate Receivables Corp. 1.27s                                     4/24/03        39,966,133
         67,000,000 Corporate Receivables Corp. 1.26s                                     5/6/03         66,915,580
         34,741,000 Delaware Funding Corp 1.4s                                            4/1/03         34,739,649
         57,000,000 Delaware Funding Corp. 1.27s                                          4/2/03         56,995,978
         25,000,000 Eureka Securitization, Inc. 1.28s                                     5/14/03        24,960,889
         70,000,000 Eureka Securitization, Inc. 1.27s                                     4/2/03         69,995,061
         40,000,000 Eureka Securitization, Inc. 1.23s                                     6/19/03        39,890,667
         55,000,000 Eureka Securitization, Inc. 1.23s                                     5/1/03         54,941,746
         81,000,000 Eureka Securitization, Inc. 1.19s                                     6/20/03        80,783,123
         51,776,000 Falcon Asset Securitization Corp. 1.21s                               6/16/03        51,642,001
         49,000,000 GE Capital International Funding 1.38s                                5/19/03        48,907,962
         49,000,000 GE Capital International Funding 1.27s                                4/16/03        48,972,342
         35,000,000 GE Capital International Funding 1.27s                                4/8/03         34,990,122
         70,000,000 GE Capital International Funding 1 1/4s                               5/15/03        69,890,625
         49,000,000 Goldman Sachs Group, Inc. 1.3s                                        11/25/03       48,577,103
         66,000,000 Goldman Sachs Group, Inc. 1.3s                                        11/12/03       65,461,367
         48,000,000 Goldman Sachs Group, Inc. 1.2s                                        8/29/03        47,758,400
         27,580,000 Jupiter Securitization Corp. 1.28s                                    5/1/03         27,549,601
         58,000,000 Jupiter Securitization Corp. 1.26s                                    4/2/03         57,995,940
         30,555,000 Morgan Stanley, Dean Witter & Co. 1.27s                               5/14/03        30,507,572
         50,000,000 Morgan Stanley, Dean Witter & Co. 1.27s                               4/22/03        49,961,194
         75,000,000 Morgan Stanley, Dean Witter & Co. 1 1/4s                              5/21/03        74,867,187
         85,000,000 NATC California, LLC (Chase Manhattan Bank
                    Letter of Credit (LOC)) 1.29s                                         4/21/03        84,936,038
         25,000,000 NATC California, LLC (Chase Manhattan Bank
                    (LOC)) 1.28s                                                          4/28/03        24,975,243
         53,000,000 NATC California, LLC (Chase Manhattan Bank
                    (LOC)) 1.27s                                                          4/28/03        52,947,516
         44,000,000 National City Corp. 1.26s                                             4/7/03         43,989,220
         72,000,000 Park Avenue Receivables Corp. 1.28s                                   4/1/03         71,997,440
         19,861,000 Preferred Receivables Funding Corp. 1.29s                             4/1/03         19,860,288
         28,535,000 Procter & Gamble Co. 1.21s                                            4/25/03        28,511,023
         17,400,000 Quincy Capital Corp. 1.3s                                             4/17/03        17,389,318
         72,800,000 Quincy Capital Corp. 1.28s                                            4/4/03         72,789,760
         50,000,000 Quincy Capital Corp. 1.26s                                            4/4/03         49,992,967
         42,000,000 Salomon Smith Barney Holdings, Inc. 1.35s                             4/15/03        41,976,375
         67,600,000 Sheffield Receivables Corp. 1.33s                                     6/30/03        67,372,733
         50,000,000 Sheffield Receivables Corp. 1.29s                                     4/2/03         49,996,417
         38,000,000 Sheffield Receivables Corp. 1.27s                                     5/5/03         37,953,081
         43,960,000 Sheffield Receivables Corp. 1.21s                                     6/17/03        43,844,752
         30,000,000 Thunder Bay Funding, Inc. 1.29s                                       4/4/03         29,995,700
         73,113,000 Thunder Bay Funding, Inc. 1.28s                                       4/8/03         73,092,203
         25,903,000 Thunder Bay Funding, Inc. 1.27s                                       4/29/03        25,876,500
         26,209,000 Thunder Bay Funding, Inc. 1.26s                                       4/24/03        26,186,984
         75,000,000 Transamerica Finance Corp. 1.37s                                      5/22/03        74,851,583
        267,000,000 UBS Finance (Delaware), LLC 1.39s                                     4/1/03        266,989,691
         25,000,000 Windmill Funding Corp. 1.33s                                          5/21/03        24,952,896
         20,000,000 Windmill Funding Corp. 1.33s                                          5/12/03        19,968,967
         30,000,000 Windmill Funding Corp. 1.27s                                          5/1/03         29,967,192
         40,000,000 Windmill Funding Corp. 1.26s                                          4/29/03        39,959,394
                                                                                                      -------------
                                                                                                      3,298,389,791
Foreign (25.3%) (a)
-------------------------------------------------------------------------------------------------------------------
         64,000,000 Abbey National North America, LLC 1.27s
                    (United Kingdom)                                                      5/13/03        63,902,916
         68,000,000 Aegon Funding Corp. 1.28s (Netherlands)                               5/16/03        67,888,782
         45,000,000 Aegon Funding Corp. 1.27s (Netherlands)                               6/3/03         44,898,400
         46,000,000 Canadian Wheat Board 1.26s (Canada)                                   8/21/03        45,769,770
         25,000,000 COFCO Capital Corp. (Rabobank Nederland
                    (LOC)) 1.27s (Netherlands)                                            5/6/03         24,968,250
         36,000,000 COFCO Capital Corp. (Rabobank Nederland
                    (LOC)) 1.25s (Netherlands)                                            5/19/03        35,939,149
         24,700,000 COFCO Capital Corp. (Rabobank Nederland
                    (LOC)) 1.23s (Netherlands)                                            5/19/03        24,658,249
        108,000,000 Danske Bank A/S 1.37s (Denmark)                                       5/27/03       107,765,730
         85,000,000 Danske Bank A/S 1.34s (Denmark)                                       6/12/03        84,769,036
         47,000,000 Den Norske Bank 1.79s (Norway)                                        5/27/03        46,866,794
         43,000,000 Den Norske Bank 1.28s (Norway)                                        11/19/03       42,643,769
         50,000,000 Den Norske Bank 1.275s (Norway)                                       5/14/03        49,922,083
         87,000,000 Den Norske Bank 1.27s (Norway)                                        5/20/03        86,846,542
         25,000,000 Diageo Capital PLC 1.9s (United Kingdom)                              4/7/03         24,990,764
         35,000,000 ED&F Man Treasury Management (Societe Generale
                    (LOC)) 1.26s (France)                                                 5/19/03        34,939,975
         35,000,000 ED&F Man Treasury Management (Societe Generale
                    (LOC)) 1.24s (France)                                                 6/19/03        34,903,556
         12,400,000 HBOS Treasury Services PLC 1.78s (United Kingdom)                     4/7/03         12,395,708
         44,000,000 HBOS Treasury Services PLC 1.34s (United Kingdom)                     6/18/03        43,870,616
         24,950,000 ING America Insurance Holdings 1.22s (Netherlands)                    6/10/03        24,889,968
         35,000,000 LaSalle Bank Corp. 1.26s (Netherlands)                                4/14/03        34,982,850
         31,290,000 PEMEX Capital, Inc. (Barclays (LOC)) 1.34s
                    (United Kingdom)                                                      4/10/03        31,278,353
         43,000,000 Shell Finance PLC 1.9s (United Kingdom)                               5/9/03         42,911,492
         54,000,000 Shell Finance PLC 1.77s (United Kingdom)                              4/3/03         53,992,035
         22,000,000 Shell Finance PLC 1.74s (United Kingdom)                              4/10/03        21,989,367
         45,000,000 Shell Finance PLC 1.3s (United Kingdom)                               6/16/03        44,874,875
         54,000,000 Societe Generale 1.26s (France)                                       4/23/03        53,956,530
         45,000,000 Societe Generale 1.22s (France)                                       5/5/03         44,946,625
         25,000,000 Spintab AB 1.33s (Sweden)                                             4/15/03        24,986,146
         25,000,000 Spintab AB 1.33s (Sweden)                                             4/10/03        24,990,764
         55,000,000 Spintab AB 1.27s (Sweden)                                             6/10/03        54,862,240
         27,950,000 Stadshypotek Delaware, Inc. 1.24s (Sweden)                            5/2/03         27,919,193
         30,000,000 Svenska Handelsbanken, Inc. 1.35s (Sweden)                            6/12/03        29,917,875
         50,000,000 Toronto Dominion Holdings 1.24s (Canada)                              7/23/03        49,803,667
         65,000,000 Westdeutsche Landesbank Girozentrale
                    1.9s (Germany)                                                        4/17/03        64,941,681
         66,000,000 Westdeutsche Landesbank Girozentrale
                    1.4s (Germany)                                                        5/2/03         65,917,867
         65,000,000 Westdeutsche Landesbank Girozentrale
                    1.345s (Germany)                                                      6/13/03        64,820,293
         70,000,000 Westdeutsche Landesbank Girozentrale
                    1.32s (Germany)                                                       6/3/03         69,835,733
                                                                                                      -------------
                                                                                                      1,709,757,643
                                                                                                      -------------
                    Total Commercial Paper (cost $5,008,147,434)                                     $5,008,147,434

CERTIFICATES OF DEPOSIT (11.3%) (a)                                                       MATURITY
PRINCIPAL AMOUNT                                                                          DATE                VALUE
-------------------------------------------------------------------------------------------------------------------
        $25,500,000 Bank of Nova Scotia FRN, 1.235s (Canada)                              9/25/03       $25,501,261
         20,000,000 Canadian Imperial Bank of Commerce 1.8s (Canada)                      4/14/03        20,006,857
         65,000,000 Canadian Imperial Bank of Commerce 1.78s (Canada)                     4/3/03         64,999,081
         65,000,000 Canadian Imperial Bank of Commerce 1.28s (Canada)                     5/5/03         65,000,000
         20,000,000 Citibank N.A. 1.28s                                                   4/23/03        20,000,000
         45,000,000 Den Norske Bank 1.3s (Denmark)                                        4/17/03        45,000,000
         75,000,000 HBOS PLC 1.32s (United Kingdom)                                       6/30/03        75,000,000
         65,000,000 ING Bank NV 1.28s (Netherlands)                                       5/6/03         65,000,000
         65,000,000 ING Bank NV 1.27s (Netherlands)                                       6/20/03        65,000,000
         43,000,000 ING Bank NV 1.27s (Netherlands)                                       4/11/03        43,000,000
         50,000,000 Landesbank Hessen Thuringen 1.38s (Germany)                           5/30/03        49,999,969
         65,000,000 Nordea Bank PLC 1.37s (Sweden)                                        5/27/03        65,001,022
         25,000,000 Nordea Bank PLC FRN, 1.26s (Sweden)                                   10/30/03       24,997,059
         30,000,000 Royal Bank of Canada 1.691s (Canada)                                  9/22/03        29,992,941
         43,000,000 Toronto Dominion Holdings FRN, 1.35s (Canada)                         5/13/03        43,000,000
         65,000,000 Wells Fargo Bank 1.26s                                                4/30/03        65,000,000
                                                                                                      -------------
                    Total Certificates of Deposits (cost $766,498,190)                                 $766,498,190

CORPORATE BONDS AND NOTES (7.1%) (a)                                                      MATURITY
PRINCIPAL AMOUNT                                                                          DATE                VALUE
-------------------------------------------------------------------------------------------------------------------
        $35,000,000 Bank One Corp. sr. notes FRN Ser. B, 1.565s                           9/11/03       $35,045,857
         49,000,000 Goldman Sachs Group, Inc. notes, 1.3s                                 6/30/03        49,000,000
         60,000,000 Goldman Sachs Group, Inc. 144A FRN, 1.318s                            4/7/03         60,000,000
         49,000,000 Merrill Lynch & Co., Inc. FRN Ser. B, 1.271s                          4/22/03        48,994,718
         25,000,000 Merrill Lynch & Co., Inc. FRN Ser. B, 1 1/4s                          4/16/03        24,999,890
         65,000,000 National City Bank of Indiana FRN, 1.181s                             12/15/03       64,993,500
         84,500,000 Nordbanken AB FRN 1.37s (Sweden)                                      2/19/04        84,548,272
         56,000,000 US Bank NA FRN 1.251s                                                 11/24/03       55,996,080
         55,000,000 US Bank NA FRN 1.235s                                                 5/29/03        54,979,788
                                                                                                      -------------
                    Total Corporate Bonds and Notes
                    (cost $478,558,105)                                                                $478,558,105

U.S. GOVERNMENT AGENCY OBLIGATIONS (7.0%) (a)                                             MATURITY
PRINCIPAL AMOUNT                                                                          DATE                VALUE
-------------------------------------------------------------------------------------------------------------------
        $66,000,000 Fannie Mae notes 1.44s                                                4/19/04       $66,000,000
         26,000,000 Federal Home Loan Bank 1.225s                                         5/7/03         25,967,265
         49,000,000 Federal Home Loan Bank bonds Ser. HT04, 1.45s,                        3/19/04        49,000,000
         65,000,000 Federal Home Loan Bank bonds Ser. GM04, 1.425s                        3/8/04         65,000,000
         65,000,000 Federal Home Loan Bank bonds Ser. LU04, 1.42s                         4/21/04        65,000,000
         21,400,000 Federal Home Loan Mortgage Association 1.29s                          4/9/03         21,393,099
         44,000,000 Federal National Mortgage Association 1.28s                           12/31/03       43,570,646
         47,000,000 Federal National Mortgage Association 1.27s                           12/31/03       46,541,371
         40,000,000 Federal National Mortgage Association 1.255s                          12/12/03       39,643,022
         48,000,000 Federal National Mortgage Association 1.23s                           4/14/03        47,977,040
                                                                                                      -------------
                    Total U.S. Government Agency Obligations
                    (cost $470,092,443)                                                                $470,092,443

SHORT-TERM INVESTMENTS (2.6%) (a) (cost $173,490,000)
PRINCIPAL AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
       $173,490,000 Interest in $375,000,000 joint tri-party repurchase agreement dated
                    March 31, 2003, with S.B.C. Warburg, Inc. due April 1, 2003, with respect to various U.S. Government obligations -- maturity
                    value of $173,496,554 for an effective yield of 1.36%                              $173,490,000
-------------------------------------------------------------------------------------------------------------------
                    Total Investments (cost $6,896,786,172)                                          $6,896,786,172
-------------------------------------------------------------------------------------------------------------------

(a) Percentages indicated are based on net assets of $6,763,284,957.

    144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

    The rates shown on Floating Rate Notes (FRN) are the current interest rates shown at March 31, 2003, which are subject to change based on the terms of the security.

    DIVERSIFICATION BY COUNTRY

    Distribution of investments by country of issue at March 31, 2003:
    (as a percentage of Market Value)

       Canada           5.0%
       Denmark          3.4
       France           2.4
       Germany          4.6
       Netherlands      6.3
       Norway           3.3
       Sweden           4.9
       United Kingdom   6.0
       United States   64.1
                      -----
       Total          100.0%

    The accompanying notes are an integral part of these financial statements.




STATEMENT OF ASSETS AND LIABILITIES
March 31, 2003 (Unaudited)
Assets
-------------------------------------------------------------------------------------------
Investments in securities, at amortized cost (Note 1)                        $6,896,786,172
-------------------------------------------------------------------------------------------
Cash                                                                              1,382,053
-------------------------------------------------------------------------------------------
Interest and other receivables                                                    3,706,467
-------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                           29,289,826
-------------------------------------------------------------------------------------------
Total assets                                                                  6,931,164,518

Liabilities
-------------------------------------------------------------------------------------------
Payable for securities purchased                                                121,011,651
-------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                       39,792,016
-------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                      5,091,113
-------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                        1,039,718
-------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                       134,273
-------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                          4,468
-------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                              553,559
-------------------------------------------------------------------------------------------
Other accrued expenses                                                              252,763
-------------------------------------------------------------------------------------------
Total liabilities                                                               167,879,561
-------------------------------------------------------------------------------------------
Net assets                                                                   $6,763,284,957

Represented by
-------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                              $6,763,149,580
-------------------------------------------------------------------------------------------
Accumulated net realized gain on investments (Note 1)                               135,377
-------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to capital shares
outstanding                                                                  $6,763,284,957

Computation of net asset value and offering price
-------------------------------------------------------------------------------------------
Net asset value, offering and redemption price per class A share
($5,424,044,925 divided by 5,423,859,564 shares)*                                     $1.00
-------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($1,144,199,039 divided by 1,144,250,147 shares)**                                    $1.00
-------------------------------------------------------------------------------------------
Net asset value and offering price per class C share
($50,321,251 divided by 50,322,585 shares)**                                          $1.00
-------------------------------------------------------------------------------------------
Net asset value, offering and redemption price per class M share
($87,616,428 divided by 87,616,055 shares)*                                           $1.00
-------------------------------------------------------------------------------------------
Net asset value, offering and redemption price per class R share
($1,001 divided by 1,001 shares)*                                                     $1.00
-------------------------------------------------------------------------------------------
Net asset value, offering and redemption price per class T share
($57,102,313 divided by 57,100,228 shares)*                                           $1.00
-------------------------------------------------------------------------------------------

 * Offered at net asset value.

** Class B and class C shares are available only by exchange of class
   B and class C shares from other Putnam funds and to certain systematic investment plan investors. Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

   The accompanying notes are an integral part of these financial statements.




STATEMENT OF OPERATIONS
Six months ended March 31, 2003 (Unaudited)
Interest income:                                                                $52,712,027
-------------------------------------------------------------------------------------------

Expenses:
-------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                 10,401,949
-------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                    5,796,488
-------------------------------------------------------------------------------------------
Compensation of  Trustees (Note 2)                                                   56,736
-------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                     23,132
-------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                             2,913,131
-------------------------------------------------------------------------------------------
Distribution fees -- Class C (Note 2)                                               146,821
-------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                71,445
-------------------------------------------------------------------------------------------
Distribution fees -- Class R (Note 2)                                                     1
-------------------------------------------------------------------------------------------
Distribution fees -- Class T (Note 2)                                                40,546
-------------------------------------------------------------------------------------------
Other                                                                             1,232,374
-------------------------------------------------------------------------------------------
Total expenses                                                                   20,682,623
-------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                         (192,428)
-------------------------------------------------------------------------------------------
Net expenses                                                                     20,490,195
-------------------------------------------------------------------------------------------
Net investment income                                                            32,221,832
-------------------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                                    135,377
-------------------------------------------------------------------------------------------
Net gain on investments                                                             135,377
-------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                            $32,357,209
-------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




STATEMENT OF CHANGES IN NET ASSETS

                                                                 Six months ended            Year ended
                                                                         March 31          September 30
                                                                            2003*                  2002
-------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
-------------------------------------------------------------------------------------------------------
Operations:
-------------------------------------------------------------------------------------------------------
Net investment income                                                 $32,221,832          $102,049,714
-------------------------------------------------------------------------------------------------------
Net realized gain on investments                                          135,377                    --
-------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                   32,357,209           102,049,714
-------------------------------------------------------------------------------------------------------
Distributions to shareholders: (Note 1)
-------------------------------------------------------------------------------------------------------
  From net investment income
   Class A                                                            (28,242,229)          (87,229,262)
-------------------------------------------------------------------------------------------------------
   Class B                                                             (3,259,979)          (12,239,608)
-------------------------------------------------------------------------------------------------------
   Class C                                                               (168,982)             (854,060)
-------------------------------------------------------------------------------------------------------
   Class M                                                               (433,501)           (1,674,176)
-------------------------------------------------------------------------------------------------------
   Class R                                                                     (1)                   --
-------------------------------------------------------------------------------------------------------
   Class T                                                               (117,140)              (52,608)
-------------------------------------------------------------------------------------------------------
Increase (decrease) from capital
 share transactions (Note 4)                                         (140,136,502)          313,838,888
-------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                              (140,001,125)          313,838,888

Net assets
-------------------------------------------------------------------------------------------------------
Beginning of period                                                 6,903,286,082         6,589,447,194
-------------------------------------------------------------------------------------------------------
End of period                                                      $6,763,284,957        $6,903,286,082
-------------------------------------------------------------------------------------------------------

* Unaudited

  The accompanying notes are an integral part of these financial statements.




FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

CLASS A
------------------------------------------------------------------------------------------------------------------
                                     Six months
                                       ended
Per-share                            March 31
operating performance               (Unaudited)                      Year ended September 30
------------------------------------------------------------------------------------------------------------------
                                        2003         2002         2001         2000         1999         1998
------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                    $1.00        $1.00        $1.00        $1.00        $1.00        $1.00
------------------------------------------------------------------------------------------------------------------
Investment operations:
------------------------------------------------------------------------------------------------------------------
Net investment income                  .0052        .0166        .0493        .0564        .0478        .0517
------------------------------------------------------------------------------------------------------------------
Net realized gain on investments          -- (c)       --           --           --           --           --
------------------------------------------------------------------------------------------------------------------
Total from
investment operations                  .0052        .0166        .0493        .0564        .0478        .0517
------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------
From net
investment income                     (.0052)      (.0166)      (.0493)      (.0564)      (.0478)      (.0517)
------------------------------------------------------------------------------------------------------------------
Total distributions                   (.0052)      (.0166)      (.0493)      (.0564)      (.0478)      (.0517)
------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                          $1.00        $1.00        $1.00        $1.00        $1.00        $1.00
------------------------------------------------------------------------------------------------------------------
Total return
at net asset value (%)(a)                .52*        1.67         5.04         5.79         4.89         5.29
------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                    $5,424,045   $5,512,532   $5,215,127   $3,780,309   $3,691,475   $2,598,891
------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                .26*         .50          .50          .49          .48          .58
------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                .52*        1.68         4.77         5.69         4.73         5.20
------------------------------------------------------------------------------------------------------------------

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset arrangements (Note 2).

(c) Amount represents less than $0.0001 per share.

    The accompanying notes are an integral part of these financial statements.




FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

CLASS B
------------------------------------------------------------------------------------------------------------------
                                     Six months
                                       ended
Per-share                             March 31
operating performance               (Unaudited)                      Year ended September 30
------------------------------------------------------------------------------------------------------------------
                                        2003         2002         2001         2000         1999         1998
------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                    $1.00        $1.00        $1.00        $1.00        $1.00        $1.00
------------------------------------------------------------------------------------------------------------------
Investment operations:
------------------------------------------------------------------------------------------------------------------
Net investment income                  .0027        .0116        .0443        .0513        .0429        .0468
------------------------------------------------------------------------------------------------------------------
Net realized gain on investments          -- (c)       --           --           --           --           --
------------------------------------------------------------------------------------------------------------------
Total from
investment operations                  .0027        .0116        .0443        .0513        .0429        .0468
------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------
From net
investment income                     (.0027)      (.0116)      (.0443)      (.0513)      (.0429)      (.0468)
------------------------------------------------------------------------------------------------------------------
Total distributions                   (.0027)      (.0116)      (.0443)      (.0513)      (.0429)      (.0468)
------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                          $1.00        $1.00        $1.00        $1.00        $1.00        $1.00
------------------------------------------------------------------------------------------------------------------
Total return
at net asset value (%)(a)                .27*        1.16         4.52         5.25         4.37         4.78
------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                    $1,144,199   $1,193,459   $1,162,039     $649,826   $1,041,452     $759,748
------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                .51*        1.00         1.00          .99          .98         1.08
------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                .27*        1.19         4.26         5.13         4.24         4.69
------------------------------------------------------------------------------------------------------------------

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset arrangements (Note 2).

(c) Amount represents less than $0.0001 per share.

    The accompanying notes are an integral part of these financial statements.




FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

CLASS C
-----------------------------------------------------------------------------------------------------
                                     Six months
                                       ended                                          For the period
Per-share                             March 31                                       February 1, 1999+
operating performance               (Unaudited)          Year ended September 30      to September 30
-----------------------------------------------------------------------------------------------------
                                        2003         2002         2001         2000         1999
-----------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                    $1.00        $1.00        $1.00        $1.00        $1.00
-----------------------------------------------------------------------------------------------------
Investment operations:
-----------------------------------------------------------------------------------------------------
Net investment income                  .0027        .0116        .0444        .0513        .0284
-----------------------------------------------------------------------------------------------------
Net realized gain on investments          -- (c)       --           --           --           --
-----------------------------------------------------------------------------------------------------
Total from
investment operations                  .0027        .0116        .0444        .0513        .0284
-----------------------------------------------------------------------------------------------------
Less distributions:
-----------------------------------------------------------------------------------------------------
From net
investment income                     (.0027)      (.0116)      (.0444)      (.0513)      (.0284)
-----------------------------------------------------------------------------------------------------
Total distributions                   (.0027)      (.0116)      (.0444)      (.0513)      (.0284)
-----------------------------------------------------------------------------------------------------
Net asset value,
end of period                          $1.00        $1.00        $1.00        $1.00        $1.00
-----------------------------------------------------------------------------------------------------
Total return
at net asset value (%)(a)                .27*        1.17         4.53         5.26         2.87*
-----------------------------------------------------------------------------------------------------

Ratios and supplemental data
-----------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                       $50,321      $79,227      $90,226      $52,872      $17,091
-----------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                .51*        1.00         1.00          .99          .65*
-----------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                .28*        1.20         4.32         5.34         2.83*
-----------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset arrangements (Note 2).

(c) Amount represents less than $0.0001 per share.

    The accompanying notes are an integral part of these financial statements.




FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

CLASS M
------------------------------------------------------------------------------------------------------------------
                                     Six months
                                       ended
Per-share                             March 31
operating performance               (Unaudited)                      Year ended September 30
------------------------------------------------------------------------------------------------------------------
                                        2003         2002         2001         2000         1999         1998
------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                    $1.00        $1.00        $1.00        $1.00        $1.00        $1.00
------------------------------------------------------------------------------------------------------------------
Investment operations:
------------------------------------------------------------------------------------------------------------------
Net investment income                  .0045        .0151        .0478        .0551        .0463        .0502
------------------------------------------------------------------------------------------------------------------
Net realized gain on investments          -- (c)       --           --           --           --           --
------------------------------------------------------------------------------------------------------------------
Total from
investment operations                  .0045        .0151        .0478        .0551        .0463        .0502
------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------
From net
investment income                     (.0045)      (.0151)      (.0478)      (.0551)      (.0463)      (.0502)
------------------------------------------------------------------------------------------------------------------
Total distributions                   (.0045)      (.0151)      (.0478)      (.0551)      (.0463)      (.0502)
------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                          $1.00        $1.00        $1.00        $1.00        $1.00        $1.00
------------------------------------------------------------------------------------------------------------------
Total return
at net asset value (%)(a)                .45*        1.52         4.89         5.65         4.73         5.14
------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                       $87,616     $105,938     $122,055     $114,458     $136,134      $94,833
------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                .33*         .65          .65          .64          .63          .73
------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                .45*        1.55         4.70         5.51         4.58         5.04
------------------------------------------------------------------------------------------------------------------

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset arrangements (Note 2).

(c) Amount represents less than $0.0001 per share.

    The accompanying notes are an integral part of these financial statements.




FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

CLASS R
-------------------------------------------------
                                  For the period
                                 January 21, 2003+
Per-share                           to March 31
operating performance               (Unaudited)
-------------------------------------------------
                                        2003
-------------------------------------------------
Net asset value,
beginning of period                    $1.00
-------------------------------------------------
Investment operations:
-------------------------------------------------
Net investment income                  .0007
-------------------------------------------------
Net realized gain on investments          -- (c)
-------------------------------------------------
Total from
investment operations                  .0007
-------------------------------------------------
Less distributions:
-------------------------------------------------
From net
investment income                     (.0007)
-------------------------------------------------
Total distributions                   (.0007)
-------------------------------------------------
Net asset value,
end of period                          $1.00
-------------------------------------------------
Total return
at net asset value (%)(a)                .07*
-------------------------------------------------

Ratios and supplemental data
-------------------------------------------------
Net assets, end of period
(in thousands)                            $1
-------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                .20*
-------------------------------------------------
Ratio of net investment income
to average net assets (%)                .10*
-------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset arrangements (Note 2).

(c) Amount represents less than $0.0001 per share.

    The accompanying notes are an integral part of these financial statements.




FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

CLASS T
------------------------------------------------------------------------
                                     Six months
                                       ended        For the period
Per-share                             March 31     December 31, 2001+
operating performance               (Unaudited)     to September 30
------------------------------------------------------------------------
                                        2003              2002
------------------------------------------------------------------------
Net asset value,
beginning of period                    $1.00             $1.00
------------------------------------------------------------------------
Investment operations:
------------------------------------------------------------------------
Net investment income                  .0040             .0092
------------------------------------------------------------------------
Net realized gain on investments          -- (c)            --
------------------------------------------------------------------------
Total from
investment operations                  .0040             .0092
------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------
From net
investment income                     (.0040)           (.0092)
------------------------------------------------------------------------
Total distributions                   (.0040)           (.0092)
------------------------------------------------------------------------
Net asset value,
end of period                          $1.00             $1.00
------------------------------------------------------------------------
Total return
at net asset value (%)(a)                .40*              .93*
------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------
Net assets, end of period
(in thousands)                       $57,102           $12,130
------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                .38*              .56*
------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                .36*              .88*
------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset arrangements (Note 2).

(c) Amount represents less than $0.0001 per share.

    The accompanying notes are an integral part of these financial statements.



NOTES TO FINANCIAL STATEMENTS
March 31, 2003 (Unaudited)

Note 1
Significant accounting policies

Putnam Money Market Fund (the "fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund seeks as high a rate of current income as we believe is consistent with preservation of capital and maintenance of liquidity. The fund pursues its objective by investing in a portfolio of high-grade short-term obligations. The fund may invest up to 100% of its assets in the banking industry and in commercial paper and short-term corporate obligations of issuers in the personal credit institution and business credit industries.

The fund offers class A, class B, class C, class M, class R and class T shares. The fund began offering class R shares on January 21, 2003. Each class of shares is sold without a front-end sales charge. Class B and class C shares are offered only in exchange for class B and class C shares of other Putnam funds, or purchased by certain systematic investment plans. Class B shares, which convert to class A shares after approximately eight years, pay a higher ongoing distribution fee than class A (which does not have an approved distribution fee), class M and class T shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase (including any holding period of the shares in other Putnam funds.) Class C shares are subject to the same fees and expenses as class B shares, except that class C shares have a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. Shareholders who acquired class B and class C shares through an exchange are subject to the same deferred sales charge schedule as the fund from which they were exchanged. Class M and class T shares pay an ongoing distribution fee that is higher than class A shares but lower than class B, class C and class R shares and are not subject to contingent deferred sales charge. Class R shares pay an ongoing distribution fee that is higher than class A, class M and class T shares. Class R shares are offered to qualified employee-benefit plans.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if the fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation The valuation of the fund's portfolio instruments is determined by means of the amortized cost method (which approximates market value) as set forth in Rule 2a-7 under the Investment Company Act of 1940. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity.

B) Joint trading account The fund may transfer uninvested cash balances, including cash collateral received under security lending arrangements, into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. These balances may be invested in issuers of high-grade short-term investments having maturities of up to 397 days for collateral received under security lending arrangements and up to 90 days for other cash investments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Interest income is recorded on the accrual basis. Premiums and discounts from purchases of short-term investments are amortized/accreted at a constant rate until maturity. Gains or losses on securities sold are determined on the identified cost basis.

E) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

The aggregate identified cost on a financial reporting and tax basis is the same.

F) Distributions to shareholders Income dividends are recorded daily by the fund and are paid monthly to the shareholders. Distributions of realized gains, if any, are paid at least annually.

Note 2
Management fee, administrative
services and other transactions

Putnam Management is paid for management and investment advisory services quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.50% of the first $100 million of average net assets, 0.40% of the next $100 million, 0.35% of the next $300 million, 0.325% of the next $500 million and 0.30% thereafter.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam
Fiduciary Trust Company (PFTC), a wholly-owned subsidiary of Putnam, LLC. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

The fund has entered into an arrangement with PFTC whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's expenses. For the six months ended March 31, 2003, the fund's expenses were reduced by $192,428 under these arrangements.

Each independent Trustee of the fund receives an annual Trustee fee, of which $4,343 has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan"), which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as a Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class B, class C, class M, class R and class T shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management, a wholly-owned subsidiary of Putnam, LLC and Putnam Retail Management GP, Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Retail Management at an annual rate up to 0.75%, 1.00%, 1.00%, 1.00% and 0.35% of the average net assets attributable to class B, class C, class M, class R and class T shares, respectively. The Trustees have approved payment by the fund at the annual rates of 0.50%, 0.50%, 0.15%, 0.50% and 0.25% of the average net assets attributable to class B, class C, class M, class R and class T shares, respectively.

For the six months ended March 31, 2003, Putnam Retail Management, acting as the underwriter, received net commissions of $3,424,578 and $44,465 in contingent deferred sales charges from redemptions of class B and class C shares, respectively. A deferred sales charge of up to 1.00% on class A and class T shares, and 0.15% for class M shares, may be assessed on certain redemptions. For the six months ended March 31, 2003, Putnam Retail Management, acting as underwriter, received no monies in contingent deferred sales charges from redemptions of class A, class M or class T shares acquired through exchanges from other Putnam funds.

Note 3
Purchases and sales of securities

During the six months ended March 31, 2003, cost of purchases and proceeds from sales (including maturities) of investment securities (all short-term obligations) aggregated $48,708,678,150 and $48,749,915,708, respectively.

Note 4
Capital shares

At March 31, 2003, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares at a constant net asset value of $1.00 per share were as follows:

                                      Six months ended          Year ended
                                        March 31, 2003      Sept. 30, 2002
---------------------------------------------------------------------------
Class A
---------------------------------------------------------------------------
Shares sold                              3,007,052,301       9,387,236,895
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                            27,452,066          84,364,207
---------------------------------------------------------------------------
                                         3,034,504,367       9,471,601,102

Shares repurchased                      (3,123,177,074)     (9,174,195,954)
---------------------------------------------------------------------------
Net increase (decrease)                    (88,672,707)        297,405,148
---------------------------------------------------------------------------

                                      Six months ended          Year ended
                                        March 31, 2003      Sept. 30, 2002
---------------------------------------------------------------------------
Class B
---------------------------------------------------------------------------
Shares sold                                507,782,504       1,483,572,641
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                             3,013,636          11,157,218
---------------------------------------------------------------------------
                                           510,796,140       1,494,729,859

Shares repurchased                        (560,004,916)     (1,463,309,443)
---------------------------------------------------------------------------
Net increase (decrease)                    (49,208,776)         31,420,416
---------------------------------------------------------------------------

                                      Six months ended          Year ended
                                        March 31, 2003      Sept. 30, 2002
---------------------------------------------------------------------------
Class C
---------------------------------------------------------------------------
Shares sold                                 92,055,250         587,433,756
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                               157,645             776,797
---------------------------------------------------------------------------
                                            92,212,895         588,210,553

Shares repurchased                        (121,116,831)       (599,210,265)
---------------------------------------------------------------------------
Net decrease                               (28,903,936)        (10,999,712)
---------------------------------------------------------------------------

                                      Six months ended          Year ended
                                        March 31, 2003      Sept. 30, 2002
---------------------------------------------------------------------------
Class M
---------------------------------------------------------------------------
Shares sold                                 46,895,021         433,265,530
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                               410,482           1,570,131
---------------------------------------------------------------------------
                                            47,305,503         434,835,661

Shares repurchased                         (65,627,875)       (450,952,565)
---------------------------------------------------------------------------
Net decrease                               (18,322,372)        (16,116,904)
---------------------------------------------------------------------------

                                           For the period January 21, 2003
                                               (commencement of operations)
                                                       to March 31, 2003
---------------------------------------------------------------------------
Class R
---------------------------------------------------------------------------
Shares sold                                                           1,000
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                                                          1
---------------------------------------------------------------------------
Net Increase                                                          1,001

Shares repurchased                                                       --
---------------------------------------------------------------------------
Net increase                                                          1,001
---------------------------------------------------------------------------

                                                             For the period
                                                              Dec. 31, 2001
                                                              (commencement
                                      Six months ended       of operations)
                                        March 31, 2003    to Sept. 30, 2002
---------------------------------------------------------------------------
Class T
---------------------------------------------------------------------------
Shares sold                                 60,929,351          22,566,017
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                               110,714              52,538
---------------------------------------------------------------------------
                                            61,040,065          22,618,555

Shares repurchased                         (16,069,777)        (10,488,615)
---------------------------------------------------------------------------
Net increase                                44,970,288          12,129,940
---------------------------------------------------------------------------

At March 31, 2003, Putnam Investments, LLC owned 1,001 class R shares of the fund (100% of class R shares outstanding), valued at $1,001.


FUND INFORMATION

ABOUT PUTNAM INVESTMENTS

One of the largest mutual fund families in the United States, Putnam Investments has a heritage of investment leadership dating back to Judge Samuel Putnam, whose Prudent Man Rule has defined fiduciary tradition and practice since 1830. Founded over 65 years ago, Putnam Investments was built around the concept that a balance between risk and reward is the hallmark of a well-rounded financial program. We presently manage over 100 mutual funds in growth, value, blend, fixed income, and international.

INVESTMENT MANAGER

Putnam Investment Management, LLC
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Retail Management
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

John A. Hill, Chairman
Jameson Adkins Baxter
Charles B. Curtis
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam, III
President

Charles E. Porter
Executive Vice President, Treasurer
and Principal Financial Officer

Patricia C. Flaherty
Senior Vice President

Karnig H. Durgarian
Vice President and Principal Executive Officer

Steven D. Krichmar
Vice President and Principal Financial Officer

Michael T. Healy
Assistant Treasurer and Principal Accounting Officer

Brett C. Browchuk
Vice President

Charles E. Haldeman, Jr.
Vice President

Lawrence J. Lasser
Vice President

Beth S. Mazor
Vice President

Richard A. Monaghan
Vice President

Stephen M. Oristaglio
Vice President

Gordon H. Silver
Vice President

Mark C. Trenchard
Vice President

Kevin M. Cronin
Vice President

Judith Cohen
Clerk and Assistant Treasurer

This report is for the information of shareholders of Putnam Money Market Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary and Putnam's Quarterly Ranking Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581. The fund's Statement of Additional Information contains additional information about the fund's Trustees and is available without charge upon request by calling 1-800-225-1581.

Visit www.putnaminvestments.com or call a representative at 1-800-225-1581.

NOT FDIC INSURED, MAY LOSE VALUE, NO BANK GUARANTEE


[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

---------------------
PRSRT STD
U.S. POSTAGE PAID
PUTNAM
INVESTMENTS
---------------------

For account balances, economic forecasts, and the latest on Putnam funds, visit www.putnaminvestments.com

SA039-88618  010/879/2LY/534/210/2XR  5/03